UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ULTRA SHORT OBLIGATIONS FUND

FORM N-Q

OCTOBER 31, 2015

Notes to Schedule of Investments (unaudited)

Investments in Ultra Short Obligations Portfolio, at value $7,505,036.

1. Organization and significant accounting policies

Western Asset Ultra Short Obligations Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Ultra Short Obligations Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (50.04% at October 31, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

ULTRA SHORT OBLIGATIONS PORTFOLIO

Schedule of investments (unaudited)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 12.1%
CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes	0.800%	1/15/16	$130,000	$130,050

Household Products - 1.3%
Kimberly-Clark Corp., Senior Notes	4.279%	12/21/15	200,000	199,847	(a)

TOTAL CONSUMER STAPLES				329,897

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enterprise Products Operating LLC, Senior Notes	3.200%	2/1/16	125,000	125,581

FINANCIALS - 7.2%
Banks - 3.0%
ANZ New Zealand International Ltd., Senior Notes	1.125%	3/24/16	200,000	200,400	(a)
ING Bank NV, Senior Notes	4.000%	3/15/16	250,000	253,178	(a)

Total Banks				453,578

Diversified Financial Services - 1.7%
GE Capital International Funding Co., Senior Notes	0.964%	4/15/16	250,000	249,968	(a)

Insurance - 2.5%
Travelers Cos. Inc., Senior Notes	5.500%	12/1/15	380,000	381,494

TOTAL FINANCIALS				1,085,040

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	100,000	100,002

INFORMATION TECHNOLOGY - 1.1%
IT Services - 1.1%
International Business Machines Corp., Senior Notes	0.374%	2/5/16	170,000	170,033	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,814,172)				1,810,553

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Treasury Notes - 3.3%
U.S. Treasury Notes (Cost - $500,000)	0.188%	10/31/17	500,000	500,207	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,314,172)				2,310,760

SHORT-TERM INVESTMENTS - 89.7%
Bank Notes - 1.7%
Bank of America N.A. (Cost - $250,000)	0.400%	1/11/16	250,000	250,110

Certificates of Deposit - 34.5%
Bank of Montreal	0.290%	1/7/16	250,000	250,042
Bank of Montreal	0.354%	1/20/16	150,000	150,004	(b)
Bank of Tokyo-Mitsubishi UFJ NY	0.517%	1/20/16	275,000	274,963	(b)
Canadian Imperial Bank of Commerce	0.421%	11/16/15	400,000	400,005	(b)
Citibank N.A.	0.290%	1/5/16	150,000	150,023
Credit Suisse NY	0.397%	1/11/16	100,000	100,001	(b)
Credit Suisse NY	0.698%	1/28/16	100,000	100,041	(b)
Landesbank Hessen-Thuringen	0.570%	2/19/16	250,000	250,210
Mizuho Bank Ltd.	0.350%	11/16/15	300,000	300,000
Norinchukin Bank	0.500%	3/22/16	250,000	250,074
Oversea-Chinese Banking Corp. Ltd.	0.357%	1/25/16	100,000	100,003	(b)
Royal Bank of Canada NY	0.344%	1/7/16	150,000	150,001	(b)
Royal Bank of Canada NY	0.357%	2/17/16	150,000	150,001	(b)
Skandinaviska Enskilda Banken AB	0.641%	11/16/15	250,000	250,025	(b)
Standard Chartered Bank NY	0.430%	1/4/16	250,000	250,077

See Notes to Schedule of Investments.

1

ULTRA SHORT OBLIGATIONS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
State Street Bank & Trust Co.	0.367%	2/11/16	$150,000	$150,002	(b)
Sumitomo Mitsui Banking Corp.	0.396%	1/12/16	300,000	300,003	(b)
Sumitomo Mitsui Banking Corp.	0.614%	4/29/16	250,000	249,948	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.347%	11/19/15	100,000	100,000	(b)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.397%	1/22/16	200,000	200,006	(b)
Svenska Handelsbanken NY	0.380%	2/12/16	250,000	250,058
Toronto Dominion Bank NY	0.500%	1/27/16	250,000	250,183
Wells Fargo Bank N.A.	0.300%	12/2/15	250,000	250,035
Westpac Banking Corp.	0.501%	4/15/16	300,000	300,081	(b)

Total Certificates of Deposit (Cost - $5,175,227)				5,175,786

Commercial Paper - 51.5%
ASB Finance Ltd.	0.200%	11/13/15	250,000	249,985	(c)(d)
Bank of Nova Scotia	0.481%	4/7/16	250,000	249,597	(c)(d)
BNZ International Funding Ltd.	0.330%	11/9/15	250,000	249,984	(c)(d)
BNZ International Funding Ltd.	0.355%	3/7/16	250,000	249,729	(c)(d)
Caisse des Depots et Consignations	0.330%	2/1/16	250,000	249,815	(a)(d)
Coca-Cola Co.	0.190%	11/5/15	400,000	399,994	(c)(d)
Credit Suisse NY	0.451%	1/4/16	100,000	99,952	(d)
Credit Suisse NY	0.541%	3/16/16	150,000	149,745	(d)
Danske Corp.	0.330%	2/12/16	250,000	249,716	(c)(d)
DBS Bank Ltd.	0.280%	11/24/15	250,000	249,957	(c)(d)
DBS Bank Ltd.	0.340%	1/20/16	250,000	249,875	(c)(d)
DnB NOR Bank ASA	0.200%	11/2/15	250,000	250,000	(c)(d)
Enterprise Products Operating LLC	0.430%	11/9/15	250,000	249,979	(d)
Government of Quebec	0.140%	12/2/15	325,000	324,962	(c)(d)
HSBC Bank PLC	0.346%	1/12/16	250,000	249,970	(b)(c)
HSBC USA Inc.	0.491%	3/23/16	250,000	249,648	(c)(d)
JPMorgan Securities LLC	0.401%	12/4/15	250,000	249,911	(d)
Landesbank Hessen-Thuringen	0.501%	3/18/16	250,000	249,647	(c)(d)
Lloyds Bank PLC	0.401%	12/30/15	175,000	174,932	(d)
Lloyds Bank PLC	0.501%	3/22/16	250,000	249,612	(d)
NBCUniversal Enterprise Inc.	0.390%	11/4/15	250,000	249,995	(a)(d)
Nordea Bank AB	0.300%	2/2/16	250,000	249,836	(c)(d)
NRW Bank	0.135%	11/23/15	375,000	374,970	(c)(d)
Oversea-Chinese Banking Corp. Ltd.	0.330%	2/5/16	100,000	99,933	(d)
PACCAR Financial Corp.	0.250%	12/16/15	100,000	99,969	(d)
PACCAR Financial Corp.	0.250%	12/17/15	100,000	99,969	(d)
Skandinaviska Enskilda Banken AB	0.250%	11/17/15	250,000	249,974	(c)(d)
Swedbank AB	0.340%	2/17/16	250,000	249,796	(d)
Toronto Dominion Holdings	0.160%	11/25/15	250,000	249,974	(c)(d)
Toyota Motor Credit Corp.	0.379%	3/14/16	250,000	250,005	(b)
UBS Finance Delaware LLC	0.531%	3/2/16	250,000	249,681	(d)
United Overseas Bank Ltd.	0.300%	11/16/15	300,000	299,965	(c)(d)
Virginia Electric and Power Co.	0.310%	11/5/15	100,000	99,997	(d)

Total Commercial Paper (Cost - $7,720,203)				7,721,074

Time Deposits - 2.0%
Credit Agricole Grand Cayman (Cost - $306,000)	0.080%	11/2/15	306,000	306,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,451,430)				13,452,970

TOTAL INVESTMENTS - 105.1% (Cost - $15,765,602#)				15,763,730
Liabilities in Excess of Other Assets - (5.1)%				(765,373)

TOTAL NET ASSETS - 100.0%				$14,998,357

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$1,810,553	—	$1,810,553
U.S. government & agency obligations	—	500,207	—	500,207

Total long-term investments	—	2,310,760	—	2,310,760

Short-term investments:
Bank notes	—	250,110	—	250,110
Certificates of deposit	—	5,175,786	—	5,175,786
Commercial paper	—	7,721,074	—	7,721,074
Time deposits	—	306,000	—	306,000

Total short-term investments	—	13,452,970	—	13,452,970

Total investments	—	$15,763,730	—	$15,763,730

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,106
Gross unrealized depreciation	(3,978)

Net unrealized depreciation	$(1,872)

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 18, 2015